Accounts Receivable And Accrued Revenues	12 Months Ended
Dec. 31, 2015
Accounts Receivable And Accrued Revenues [Abstract]
Accounts Receivable And Accrued Revenues

8.Accounts Receivable and Accrued Revenues

As at December 31	2015	2014

Trade Receivables and Accrued Revenue	$606	$1,223
Prepaids	25	60
Deposits and Other	18	30
	649	1,313
Allowance for Doubtful Accounts	(4)	(6)
	$645	$1,307

Trade receivables are non-interest bearing.  In determining the recoverability of trade receivables, the Company considers the age of the outstanding receivable and the credit worthiness of the counterparties.  See Note 24 for further information about credit risk.